Advisors Series Trust
c\o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

June 30, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Pzena Mid Cap Value Fund (S000044707)
Pzena Small Cap Value Fund (S000053713)
Pzena Emerging Markets Value Fund (S000044708)
Pzena Long/Short Value Fund (S000044709)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Pzena Mid Cap Value Fund, Pzena Small Cap Value Fund, Pzena Emerging Markets Value Fund and Pzena Long/Short Value Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 28, 2017, and filed electronically as Post-Effective Amendment No. 787 to the Trust’s Registration Statement on Form N‑1A on June 28, 2017.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust